Long Term Debt - Additional Information - Other (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Debt Instruments [Abstract]
Interest at a weighted-average fixed rate	2.40%	1.60%
Aggregate annual long-term principal repayments, remainder of 2016	$ 60.8
Aggregate annual long-term principal repayments, 2017	174.1
Aggregate annual long-term principal repayments, 2018	177.3
Aggregate annual long-term principal repayments, 2019	110.0
Aggregate annual long-term principal repayments, 2020	110.0
Aggregate annual long-term principal repayments, thereafter	$ 344.0